OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Lessee, Finance Leases [Text Block]

(in thousands of $)	2018	2017
Current portion of obligations under capital leases	67,793	9,031
Obligations under capital leases - long-term portion	1,104,258	230,576
	1,172,051	239,607

Schedule of Other Long Term Liabilities

(in thousands of $)	2018	2017
Unamortized sellers' credit	3,282	3,958
Other items	4	4
	3,286	3,962

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The Company's future minimum lease obligations under the non-cancellable capital leases are as follows:

Year ending December 31,	(in thousands of $)
2019	130,169
2020	126,868
2021	126,726
2022	126,726
2023	126,726
Thereafter	976,801
Total lease obligations	1,614,016
Less: imputed interest payable	(441,965)
Present value of obligations under capital leases	1,172,051
Less: current portion	(67,793)
Obligations under capital leases - long-term portion	1,104,258

Interest incurred on capital leases was $21.8 million (2017: $16.0 million; 2016: $0.2 million).